Derivative financial instruments - Additional information (Details) - USD ($)		12 Months Ended
	Jan. 03, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial instruments [Line Items]
Hedge operations		$ (51,952,000)	$ (6,464,000)	$ 4,322,000
Gain/ (loss) on change in fair value of derivatives		11,463,000	(18,439,000)	(2,759,000)
Effect on settlement of hedging financial instruments		1,547,000	146,000	0
Gain/ (loss) on variations in the fair value of hedging financial instrument		2,000,000.0	(2,600,000)
Settlement of derivatives in-advance
Disclosure of derivative financial instruments [Line Items]
Gain/ (loss) on derivative hedging instruments settled in advance	$ (804,000)
Other reserves [member]
Disclosure of derivative financial instruments [Line Items]
Hedge operations		51,952,000	6,464,000	4,322,000
Gain/ (loss) on change in fair value of derivatives		$ 9,500,000	$ (15,800,000)	$ (2,800,000)